Share-based payments - Fair value of options granted (Details)	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£) Y	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2020 GBP (£) £ / shares
Share-based payments
Weighted average fair value per option of options granted | £	£ 31.97	£ 31.97	£ 31.97	£ 6.70
Average share price at date of grant | £ / shares			£ 492.42	£ 40.36
Expected volatility (%)	50.00%			50.00%
Vesting period in years	4	4		1
Option life in years	4.25			4.00
Risk-free interest rate (%)	0.28%			(0.13%)